Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Alabama Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Alabama Tax-Free Income Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high and stable level of income exempt from federal and Alabama personal income taxes derived from Alabama municipal securities without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES<br/><br/>Fees and Expenses of the Alabama Tax-Free Income Series
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.83%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE  <br/><br/>Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide a steady flow of tax-exempt income derived from Alabama municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Alabama. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Alabama income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Alabama income taxes. The weighted average nominal maturity of the Fund’s portfolio will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money investing in the Fund. Mutual fund shares are not obligations of, or guaranteed by, the U.S. government.

The principal risks of investing in the Fund are the possibility of default on the municipal securities, even though the securities are of investment grade; and, possible loss of money. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or the Fund’s share price or distributions, and shares of the Fund are not insured.

Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Since the Fund invests in Alabama municipal securities, economic and political events in Alabama are likely to directly affect the Fund’s investments and its performance.

Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. While Interest rates have increased recently, they remain low by historical standards and are expected to rise further. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.

A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. Accordingly, the net asset value (NAV) of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next.

		The NAV of the Fund is calculated on a daily basis and may fluctuate considerably. There is no assurance that the investment objective of the Fund will be achieved.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	Mutual fund shares are not obligations of, or guaranteed by, the U.S. government.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ALABAMA TAX-FREE INCOME SERIES<br/>Average Annual Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Total Return:	5.72%	September 30, 2009
Lowest Quarter Total Return:	-4.71%	December 31, 2010
2018 Year-to-Date Total Return for the nine months ended September 30, 2018:	-0.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return<br/>For the Periods Ended<br/>December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Alabama Tax-Free Income Series | Alabama Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load)	dmf_MaximumSalesChargeLoad	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	$ 12.00
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[1]
1 year	rr_ExpenseExampleYear01	$ 84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	262
5 years	rr_ExpenseExampleNoRedemptionYear05	455
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014
2008	rr_AnnualReturn2008	(1.86%)
2009	rr_AnnualReturn2009	10.42%
2010	rr_AnnualReturn2010	1.34%
2011	rr_AnnualReturn2011	11.13%
2012	rr_AnnualReturn2012	7.69%
2013	rr_AnnualReturn2013	(2.83%)
2014	rr_AnnualReturn2014	9.32%
2015	rr_AnnualReturn2015	2.67%
2016	rr_AnnualReturn2016	0.52%
2017	rr_AnnualReturn2017	4.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.71%)
1 year	rr_AverageAnnualReturnYear01	4.12%
5 years	rr_AverageAnnualReturnYear05	2.69%
10 years	rr_AverageAnnualReturnYear10	4.15%
Alabama Tax-Free Income Series | Return After Taxes on Distributions (%) | Alabama Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.12%
5 years	rr_AverageAnnualReturnYear05	2.68%
10 years	rr_AverageAnnualReturnYear10	4.14%
Alabama Tax-Free Income Series | Return After Taxes on Distributions & Sale of Fund Shares (%) | Alabama Tax-Free Income Series
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.66%	[2]
5 years	rr_AverageAnnualReturnYear05	2.81%	[2]
10 years	rr_AverageAnnualReturnYear10	4.04%	[2]
Alabama Tax-Free Income Series | Bloomberg Barclays Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.45%
5 years	rr_AverageAnnualReturnYear05	3.02%
10 years	rr_AverageAnnualReturnYear10	4.46%

[1]	The Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
[2]	Return after Taxes on Distributions and Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.